Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Based Compensation
8.	Stock Based Compensation

There were no options issued during the three months ended March 31, 2013.

The stock-based compensation expense for the three months ended March 31, 2013 and March 2012 was $4,276 and $802, respectively.

The Company amortizes the grant-date fair value of the stock options on a straight-line basis over the applicable requisite service periods of the awards, which is generally the vesting period. At March 31, 2013, the total compensation cost related to non-vested awards not yet recognized and weighted average period over which it will be recognized was $2,518 and 1.0 years, respectively.

7.	Stockholders’ Equity

Private Placement

In August 2012, the Company commenced a private placement of its common stock and through the balance of 2012 sold 1,202,276 shares of common stock at $5.625 per share resulting in net proceeds of $5,925,523 after deduction issuance costs of $837,280.

Stock Options

In 2005, the Company adopted the Celator Pharmaceuticals, Inc. 2005 Equity Incentive Plan (the “Plan”). The Plan was most recently amended on July 7, 2008. At December 31, 2012, 213,618 stock options remain available to be granted. The Company has reserved shares of its common stock to permit exercise of options in accordance with the terms of the Plan. The Plan has two separate programs; the discretionary option grant program providing for the granting of both incentive and non-qualified stock options, as defined by the Internal Revenue Code; and the discretionary stock award program, under which shares may be issued, either for consideration or for no consideration are subject to restrictions or conditions.

Options granted under the Plan may be incentive stock options or non-qualified stock options. Incentive stock options may only be granted to employees. The board of directors, or a committee of the board of directors appointed to administer the Plan, determines the period over which options become exercisable and the conditions under which stock awards are granted and become vested.

Under the terms of the stock option agreement, unvested options may be exercised into restricted stock that the Company is under no obligation to repurchase. During 2008, an option holder exercised 4,000 options into restricted common stock. Restricted stock transferred into unrestricted common stock under the same terms as the vesting of the stock options which were exercised.

The following table summarizes the activity of the Company’s stock option plans for the years ended December 31, 2012 and 2011:

	Number of options	Exercise price
January 1, 2011	1,010,619	$2.62
Granted	214	1.12
Exercised	—	—
Cancelled	(18,204)	1.41

December 31, 2011	992,629	$2.57
Granted	—	—
Exercised	(107)	2.25
Cancelled	(185,734)	2.74

December 31, 2012	806,788	$2.52

Exercisable at December 31, 2012	792,538	$2.53

The following table summarizes the stock options outstanding and exercised at December 31, 2012:

Range of exercise price	Number outstanding	Average exercise price	Remaining contractual life	Number exercisable	Average exercise price
$1.12	12,645	$1.12	7.7 years	7,377	$1.12
2.25-2.81	659,794	2.37	2.1 years	650,812	2.37
3.37	134,349	3.37	4.0 years	134,349	3.37

	806,788	$2.52	3.2 years	792,538	$2.53

The weighted average grant date fair value of stock options granted in the year ended December 31, 2011 was $0.56 using the following assumptions with the Black-Scholes model:

2011
Volatility	88%
Risk free interest rate	0.5%-2.0%
Annual forfeiture rate	6%
Dividend yield	0%
Expected life (years)	4

There were no options issued in 2012.

The Company amortizes the fair value of the stock options on a straight-line basis over the applicable requisite service periods of the awards, which is generally the vesting period. At December 31, 2012, the total compensation cost related to non-vested awards not yet recognized and weighted average period over which it will be recognized was $14,752 and 1.0 years, respectively.

A summary of unvested awards activity during the year ended December 31, 2012 is as follows:

Nonvested Options	Number	Aggregate exercise price
January 1, 2012	71,944	$87,653
Granted	—	—
Vested	(57,060)	(72,546)
Forfeited	(633)	(355)

December 31, 2012	14,251	$14,752

The stock-based compensation expense for the years ended December 31, 2012 and 2011 was $3,210 and $114,089, respectively.

Warrants

The following table summarizes the warrants outstanding to purchase common stock at December 31, 2012:

	Number of Warrants	Exercise Price	Issue Date	Term
Comerica Bank	12,445	$11.25	March 2009	7 years
Series A, B, C & D Investors	123,585	$5.21	December 2011	7 years
Investor	3,700	$5.21	February 2012	6 years
Square 1 Bank	17,267	$5.21	June 2012	7 years
Series A, B, C & D Investors	112,536	$5.21	August 2012	7 years